Related Party Balances and Transactions (Details) - Schedule of due from related parties - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due from related parties	$ 2,677,345	$ 705,280
Mr. Dongdong Wang [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder
Nature	Lending with no interests
Due from related parties	$ 877,598
Exquisite Elite Limited [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder
Nature	Advances to payment of professional fee
Due from related parties	$ 54,882
Mr. Hui Wang [Member]
Related Party Transaction [Line Items]
Relationship	Senior employee
Nature	Advances for operational purpose
Due from related parties	$ 32,839
Mr. Jinlong Yang [Member]
Related Party Transaction [Line Items]
Relationship	Chairman and Chief Executive Officer
Nature	Advances for operational purpose
Due from related parties	$ 709,694	$ 705,280
Mr. Mingzhu Logistics [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Jinlong Yang’s family member as sole shareholder
Nature	Lending with no interests
Due from related parties	$ 1,002,332